Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average common shares outstanding – diluted	9,492,045	9,037,072	9,346,226	8,994,294	9,015,023	7,443,489
Net loss per common share – diluted	$ (0.37)	$ (0.06)	$ (0.41)	$ (0.14)	$ (0.20)	$ (0.26)